Alger Capital Appreciation Fund Expense Example - Class A C Shares [Member] - Alger Capital Appreciation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 649
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	1,989
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	$ 2,379